Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options [Abstract]
Schedule of weighted-average assumptions Black-Scholes option-pricing model
	For the Nine Months Ended September 30,
	2017	2016
Risk-free interest rate	2.27%	1.41%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.34%	47.47%
Dividends assumption	$--	$--

	2016	2015
Risk-free interest rate	1.35–1.47%	1.73–2.27%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.47%–49.02%	39.4%–51.45%
Dividends assumption	$—	$—

Schedule of changes in options outstanding
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	183,969	$39.30	$14,820
Granted	177,763	25.65	—
Exercised	(188)	—	—
Expired	(8,694)	—	—
Forfeitures	(35,980)	—	—
Outstanding at December 31, 2015	316,870	$30.00	$1,815
Granted	105,460	7.64	—
Exercised	—	—	—
Expired	(28,500)	—	—
Forfeitures	(26,971)	—	—
Outstanding at December 31, 2016	366,859	$24.87	$(116,726)

Exercisable at December 31, 2015	108,536	$28.20	$1,815

Exercisable at December 31, 2016	158,120	$29.99	$(62,454)